Average Annual Total Returns - INVESCO VALUE OPPORTUNITIES FUND	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class R InceptionDate	Class R 1Year	Class R 5Years	Class R 10Years		Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class R5 InceptionDate	Class R5 1Year	Class R5 5Years	Class R5 10Years		Class R6 InceptionDate	Class R6 1Year	Class R6 5Years		Class R6 10Years		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10Years	Lipper Multi-Cap Value Funds Index 1Year	Lipper Multi-Cap Value Funds Index 5Years	Lipper Multi-Cap Value Funds Index 10Years
Total	Jun. 25, 2001	(0.33%)	7.50%	7.51%	(0.39%)	6.39%	6.50%	(0.15%)	5.72%	5.89%	Jun. 25, 2001	3.78%	7.98%	7.51%	May 23, 2011	5.29%	8.48%	7.86%	[1]	Mar. 23, 2005	5.72%	9.00%	8.39%	May 23, 2011	6.07%	9.19%	8.59%	[1]	Apr. 04, 2017	5.96%	9.10%	[2]	8.30%	[2]	1.60%	10.52%	10.70%	18.40%	15.22%	13.88%	3.35%	8.45%	9.08%

[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R and Class R5 shares. Although invested in the same portfolio of securities, Class R and Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they havedifferent expenses.
[2]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.